Cover	Aug. 12, 2024
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 12, 2024
Entity File Number	001-41450
Entity Registrant Name	Next Technology Holding Inc.
Entity Central Index Key	0001784970
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	Room 519, 05/F Block T3
Entity Address, Address Line Two	Qianhai Premier Finance Centre Unit 2
Entity Address, Address Line Three	Guiwan Area, Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
City Area Code	+86
Local Phone Number	158 2117 2322
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	WETG
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Security Exchange Name	NASDAQ